Other Income/Expenses - Additional Information (Detail) ₽ in Millions	12 Months Ended
Dec. 31, 2021 RUB (₽)
Finance Costs [line items]
Disposal Subsidiary assets Reclassified to Profit or Loss	₽ 15
Disposal Subsidiary Libilites Reclassified to Profit or Loss	1,458
Disposal Subsidiary Other Compehensive Loss Reclassified to Profit or Loss	₽ 313